AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	6 Months Ended
Jan. 31, 2026
Summary of amounts receivable and other assets
	January 31, 2026	July 31, 2025
Sales tax receivable	$12,954	$47,746
Prepayments	56,402	19,393
Reclamation deposit	19,100	19,100
	$88,456	$86,239